CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Contract Assets
SCHEDULE OF CONTRACT ASSETS

As of December 31, 2021 and 2022, contract assets, net consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Contract assets arising from:
Landscape architecture design services	115,290	105,468	13,522
Less: Provision for doubtful accounts	(71,420)	(74,834)	(9,594)
	43,870	30,634	3,928

SCHEDULE OF EXPECTED TIMING OF RECOVERY OR SETTLEMENT FOR CONTRACT ASSETS

The expected timing of recovery or settlement for contract assets as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Within one year	43,870	30,634	3,928
Total contract assets	43,870	30,634	3,928

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS ON CONTRACT ASSETS

The following table summarizes the changes in provision for doubtful accounts on contract assets:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	68,114	71,420	9,157
Charge to expense	1,310	9,745	1,249
Exchange difference	1,996	(6,331)	(812)
Ending balance	71,420	74,834	9,594